Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Preferred shares, authorized (in Shares)	100,000,000	100,000,000
Preferred shares, issued (in Shares)
Preferred shares, outstanding (in Shares)
Class A Common shares
Ordinary shares, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, authorized (in Shares)	1,600,000,000	1,600,000,000
Ordinary shares issued (in Shares)	1,185,835	400,051
Ordinary shares, outstanding (in Shares)	1,185,835	400,051
Class B Common shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in Shares)	100,000,000	100,000,000
Ordinary shares issued (in Shares)	3,600,000
Ordinary shares, outstanding (in Shares)	3,600,000